Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
Debt
The Hartford’s long-term debt securities are issued by either The Hartford Financial Services Group, Inc. (“HFSG Holding Company”) or Hartford Life, Inc. (“HLI”), an indirect wholly owned subsidiary, and are unsecured obligations of HFSG Holding Company or HLI and rank on a parity with all other unsecured and unsubordinated indebtedness of HFSG Holding Company or HLI.
On January 31, 2013, the Board of Directors authorized a capital management plan which provides for the repayment of approximately $1.0 billion of debt including repayment of $320 of 4.625% senior notes due in July 2013 and $200 of 4.75% senior notes due in March 2014.
Debt is carried net of discount. Short-term and long-term debt by issuance are as follows:

	As of December 31,
	2012	2011
Short-Term Debt
4.625% Notes, due 2013	$320	$—
Long-Term Debt
Senior Notes and Debentures
4.625% Notes, due 2013	—	320
4.75% Notes, due 2014	200	200
4.0% Notes, due 2015	300	300
7.3% Notes, due 2015	200	200
5.5% Notes, due 2016	300	300
5.375% Notes, due 2017	499	499
4.0% Notes, due 2017	325	—
6.3% Notes, due 2018	500	500
6.0% Notes, due 2019	500	500
5.5% Notes, due 2020	499	499
5.125% Notes, due 2022	796	—
7.65% Notes, due 2027	149	149
7.375% Notes, due 2031	92	92
5.95% Notes, due 2036	298	298
6.625% Notes, due 2040	299	299
6.1% Notes, due 2041	325	325
6.625% Notes, due 2042	424	—
Total Senior Notes and Debentures	5,706	4,481
Junior Subordinated Debentures
7.875% Notes, due 2042	600	—
8.125% Notes, due 2068	500	500
10.0% Notes, due 2068	—	1,235
Total Junior Subordinated Debentures	1,100	1,735
Total Long-Term Debt	$6,806	$6,216

The effective interest rate on the 6.1% senior notes due 2041 is 7.9%. The effective interest rate on the 10.0% junior subordinated debentures due 2068 was 15.3%. The effective interest rate on the remaining notes does not differ materially from the stated rate.
Interest Expense
Interest expense incurred is as follows:

	For the years ended December 31,
	2012	2011	2010
Long-term debt	$457	$508	$508
Total interest expense	$457	$508	$508

Collateralized Advances
Hartford Life Insurance Company (“HLIC”), an indirect wholly owned subsidiary, became a member of the Federal Home Loan Bank of Boston (“FHLBB”) in May 2011. Membership allows HLIC access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance (“CTDOI”) will permit HLIC to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2013. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. HLIC would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2012, HLIC had no advances outstanding under the FHLBB facility.
Senior Notes
On April 5, 2012, the Company issued $1.55 billion aggregate principal amount of senior notes. The issuance consisted of $325 of 4% senior notes due 2017, $800 of 5.125% senior notes due 2022 and $425 of 6.625% senior notes due 2042 (collectively, the “Senior Notes”) for net proceeds of approximately $1.5 billion, after deducting underwriting discounts and offering expenses. The Senior Notes bear interest at their respective rate, payable semi-annually in arrears on April 15 and October 15 of each year, and began on October 15, 2012.
Junior Subordinated Debentures
On April 17, 2012, the Company (i) repurchased all outstanding 10% fixed-to-floating rate junior subordinated debentures due 2068 with a $1.75 billion aggregate principal amount held by Allianz SE (“Allianz”) (the “10% Debentures”) for $2.125 billion (plus a payment by the Company of unpaid interest on the 10% Debentures) and (ii) settled the repurchase of the Series B and Series C warrants held by Allianz to purchase shares of the Company’s common stock, see Note 16. In addition, the 10% Debentures replacement capital covenant (the “10% Debentures RCC”) was terminated on April 12, 2012 with the consent of the holders of a majority in aggregate principal amount of the Company’s outstanding 6.1% senior notes due 2041. Upon closing, the Company recognized a loss on extinguishment in the second quarter of 2012 of $587, after-tax, representing the premium associated with repurchasing the 10% Debentures at an amount greater than the face amount, the write-off of the unamortized discount and debt issuance costs related to the 10% Debentures and other costs related to the repurchase transaction. On April 5, 2012, the Company issued $600 aggregate principal amount of 7.875% fixed-to-floating rate junior subordinated debentures due 2042 (the “Debentures”) for net proceeds of approximately $586, after deducting underwriting discounts and offering expenses. The Company financed the repurchase of the 10% Debentures through the issuance of the Senior Notes and the Debentures.
The Debentures bear interest from the date of issuance to but excluding April 15, 2022 at an annual rate of 7.875%, payable quarterly in arrears on January 15, April 15, July 15 and October 15 of each year to and including April 15, 2022. Commencing on April 15, 2022 the Debentures bear interest at an annual rate equal to three-month LIBOR, reset quarterly, plus 5.596%, payable quarterly in arrears on January 15, April 15, July 15 and October 15 of each year, commencing on July 15, 2022. The Company has the right, on one or more occasions, to defer the payment of interest on the Debentures. The Company may defer interest for up to ten consecutive years without giving rise to an event of default. Deferred interest will accumulate additional interest at an annual rate equal to the annual interest rate then applicable to the Debentures. If the Company defers interest payments on the Debentures, the Company generally may not make payments on or redeem or purchase any shares of its capital stock or any of its debt securities or guarantees that rank upon liquidation, dissolution or winding up equally with or junior to the Debentures, subject to certain limited exceptions.
The Company may elect to redeem the Debentures in whole at any time or in part from time to time on or after April 15, 2022, at a redemption price equal to the principal amount of the Debentures being redeemed plus accrued and unpaid interest to but excluding the date of redemption. If the Debentures are not redeemed in whole, at least $25 aggregate principal amount of the Debentures must remain outstanding after giving effect to such redemption. The Debentures may be redeemed in whole at any time prior to April 15, 2022, within 90 days of the occurrence of a tax event or rating agency event, at a redemption price equal to the greater of (i) the principal amount of the Debentures being redeemed, or (ii) the present value of the (a) outstanding principal and (b) remaining scheduled payments of interest that would have been payable from the redemption date to and including April 15, 2022 on the Debentures to be redeemed (not including any portion of such payments of interest accrued and unpaid to but excluding the redemption date), discounted from their respective interest payment dates to but excluding the redemption date at a discount rate equal to the Treasury Rate plus a spread of 0.7%, in each case, plus accrued and unpaid interest to but excluding the redemption date.
The Debentures are unsecured, subordinated and junior in right of payment and upon liquidation to all of the Company’s existing and future senior indebtedness. In addition, the Debentures are effectively subordinated to all of the Company’s subsidiaries’ existing and future indebtedness and other liabilities, including obligations to policyholders. The Debentures do not limit the Company’s or the Company’s subsidiaries’ ability to incur additional debt, including debt that ranks senior in right of payment and upon liquidation to the Debentures.
The Debentures rank equally in right of payment and upon liquidation with (i) any indebtedness the terms of which provide that such indebtedness ranks equally with the Debentures, including guarantees of such indebtedness, (ii) the Company’s existing 8.125% fixed-to-floating rate junior subordinated debentures due 2068 (the “8.125% Debentures”), (iii) the Company’s Income Capital Obligation Notes due 2067, issuable pursuant to the Junior Subordinated Indenture, dated as of February 12, 2007, between us and Wilmington Trust Company (the “ICON securities”), (iv) our trade accounts payable, and (v) any of our indebtedness owed to a person who is our subsidiary or employee.
Long-Term Debt Maturities
Long-term debt maturities as of December 31, 2012 are summarized as follows:

2013	$320
2014	200
2015	500
2016	300
2017	825
Thereafter	5,075

Shelf Registrations
On August 4, 2010, The Hartford filed with the Securities and Exchange Commission (the “SEC”) an automatic shelf registration statement (Registration No. 333-168532) for the potential offering and sale of debt and equity securities. The registration statement allows for the following types of securities to be offered: debt securities, junior subordinated debt securities, preferred stock, common stock, depositary shares, warrants, stock purchase contracts, and stock purchase units. In that The Hartford is a well-known seasoned issuer, as defined in Rule 405 under the Securities Act of 1933, the registration statement went effective immediately upon filing and The Hartford may offer and sell an unlimited amount of securities under the registration statement during the three-year life of the registration statement.
Contingent Capital Facility
The Hartford is party to a put option agreement that provides The Hartford with the right to require the Glen Meadow ABC Trust, a Delaware statutory trust, at any time and from time to time, to purchase The Hartford’s junior subordinated notes in a maximum aggregate principal amount not to exceed $500. Under the Put Option Agreement, The Hartford will pay the Glen Meadow ABC Trust premiums on a periodic basis, calculated with respect to the aggregate principal amount of notes that The Hartford had the right to put to the Glen Meadow ABC Trust for such period. The Hartford has agreed to reimburse the Glen Meadow ABC Trust for certain fees and ordinary expenses. The Company holds a variable interest in the Glen Meadow ABC Trust where the Company is not the primary beneficiary. As a result, the Company did not consolidate the Glen Meadow ABC Trust. As of December 31, 2012, The Hartford has not exercised its right to require Glen Meadow ABC Trust to purchase the notes. As a result, the notes remain a source of capital for the HFSG Holding Company.
Commercial Paper and Revolving Credit Facility
The table below details the Company’s short-term debt programs and the applicable balances outstanding.

	Effective Date	Expiration Date	Maximum Available December 31,		Outstanding December 31,
Description			2012	2011	2012	2011
Commercial Paper
The Hartford	11/10/1986	N/A	$2,000	$2,000	$—	$—
Revolving Credit Facility
4-year revolving credit facility	1/6/2012	1/6/2016	1,750	—	—	—
5-year revolving credit facility [1]	8/9/2007	8/9/2012	—	1,900	—	—
Total Commercial Paper and Revolving Credit Facility			$3,750	$3,900	$—	$—
[1] Terminated in January 2012.
While the Company’s maximum borrowings available under its commercial paper program are $2.0 billion, the Company is dependent upon market conditions to access short-term financing through the issuance of commercial paper to investors. As of December 31, 2012, the Company has no commercial paper outstanding.
In January 2012, the Company entered into a senior unsecured revolving credit facility (the “Credit Facility”) that provides for borrowing capacity up to $1.75 billion (which is available in U.S. dollars, and in Euro, Sterling, Canadian dollars and Japanese Yen) through January 6, 2016. Of the total availability under the Credit Facility, up to $250 is available to support letters of credit issued on behalf of the Company or subsidiaries of the Company. Under the Credit Facility, the Company must maintain a minimum level of consolidated net worth of $14.9 billion. The definition of consolidated net worth under the terms of the Credit Facility, excludes AOCI and includes the Company’s outstanding junior subordinated debentures and perpetual preferred securities, net of discount. In addition, the Company’s maximum ratio of consolidated total debt to consolidated total capitalization is 35%, and the ratio of consolidated total debt of subsidiaries to consolidated total capitalization is limited to 10%. As of December 31, 2012, the Company was in compliance with all financial covenants under the Credit Facility.
The Hartford’s Japan operations also maintain two lines of credit in support of operations. Both lines of credit are in the amount of approximately $60, or ¥5 billion, and individually have expiration dates of September 30, 2013 and January 6, 2014.
Consumer Notes
The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company’s spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company’s exposure to market risks in accordance with Company policy. As of December 31, 2012, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2012 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2012, 2011 and 2010, interest credited to holders of consumer notes was $10, $15, and $25, respectively.